March 6, 1998
To Our Shareholders:

I am pleased to present the January 31, 1998 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, and Institutional Prime Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 1998, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

I am also pleased to report that the U.S. Government Fund has been assigned a rating of Aaa by Moody's Investors Service, which is their highest rating for a money market fund.

Short-term interest rates stayed within a rather narrow range during this period, rising slightly in late November and December, and then returning to their previous levels. The Federal Reserve made no changes in monetary policy, reflecting its satisfaction with the current state of the domestic economy.
The economy grew at a brisk pace while unemployment fell to 20 year lows. Remarkably, inflation actually declined during the year to approximately 2%. International investors poured money into the U.S. security markets late in 1997, as they sought a safe haven from the Asian financial crisis. This helped keep U.S. interest rates from rising despite the strong economy. Because of the stability in rates of money market instruments, the yields on the Great Hall Money Market Funds remained quite stable during the six-month period.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. By emphasizing thorough credit analysis, we have produced competitive yields without using risky derivatives or other yield-enhancing devices that would increase the risk of these Funds. This conservative investment policy has kept the confidence of investors and has helped the Funds grow to a record $4.3 billion.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,


J. Scott Spiker                              Raye Kanzenbach
Chief Executive Officer                      Chief Investment Officer
Great Hall Investment Funds, Inc.            Great Hall Investments Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 1998

                                                                                         Institutional
                                             Prime      U.S. Government    Tax-Free          Prime
                                             Money           Money           Money           Money
(unaudited)                               Market Fund     Market Fund     Market Fund     Market Fund
--------------------------------------------------------------------------------------------------------
<s)
Assets:
Investments in securities
  at market value (note 2),
  (identified cost $3,510,362,001;
  $228,119,789; $438,866,900 and
  $108,787,753, respectively........    $3,510,362,001    $228,119,789    $438,866,900    $108,787,753
Cash in bank on demand deposit......           248,856           3,830         217,716           2,958
Accrued interest receivable.........        13,476,806         869,510       2,807,192         494,989
Organization costs (note 2).........                --              --              --           7,601
Receivable for investment
  securities sold...................                --              --       3,310,777              --
--------------------------------------------------------------------------------------------------------
Total assets........................     3,524,087,663     228,993,129     445,202,585     109,293,301
--------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment
  securities purchased..............               --               --       2,000,000       5,077,734
Accrued investment advisory fee.....        1,301,703           80,685         186,315          18,963
Other accrued expenses..............          459,716           63,992          62,378          41,545
--------------------------------------------------------------------------------------------------------
Total liabilities...................        1,761,419          144,677       2,248,693       5,138,242
--------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock.........   $3,522,326,244     $228,848,452    $442,953,892    $104,155,059
--------------------------------------------------------------------------------------------------------
Represented by:
Capital stock - authorized 100
  billion shares of $.01 par value
  for each Fund, outstanding
  3,522,326,244; 228,848,452;
  442,953,892 and 104,155,059
  shares, respectively..............      $35,223,262       $2,288,485      $4,429,539      $1,041,551
Additional paid-in capital..........    3,487,102,982      226,559,967     438,524,353     103,113,508
--------------------------------------------------------------------------------------------------------
  Total - representing net assets
    applicable to outstanding
    capital stock...................   $3,522,326,244     $228,848,452    $442,953,892    $104,155,059
--------------------------------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital stock......            $1.00            $1.00           $1.00           $1.00
--------------------------------------------------------------------------------------------------------

                               See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
Six-months ended January 31, 1998

                                                                                  Institutional
                                         Prime     U.S. Government   Tax-Free         Prime
                                         Money          Money          Money          Money
(unaudited)                           Market Fund    Market Fund    Market Fund    Market Fund
-----------------------------------------------------------------------------------------------
Income:
  Interest......................      $95,457,283     $5,941,268     $8,263,516    $1,765,649
-----------------------------------------------------------------------------------------------
Expenses (note 4):
  Investment advisory fee.......        7,669,244        472,264      1,118,815        77,328
  Custodian, accounting and
    transfer agent fees.........          139,000         29,550         42,000        16,947
  Sub-accounting fees...........        1,685,000         45,000         51,000           820
  Reports to shareholders.......          550,564         14,500         10,089         1,900
  Amortization of
    organization costs..........               --             --             --           816
  Directors' fees...............            6,000          6,000          6,000         4,000
  Audit and legal fees..........           15,000         11,500          7,250         6,500
  Registration fees.............          633,317         15,900         55,300        33,750
  Administrative................           26,500          2,800          2,750         1,000
  Other expenses................           37,000         26,339          4,629         2,796
-----------------------------------------------------------------------------------------------
Total expenses..................       10,761,625        623,853      1,297,833       145,857
Less expenses voluntarily
  waived or absorbed
  by Advisor....................               --             --             --       (28,050)
-----------------------------------------------------------------------------------------------
Total net expenses..............       10,761,625        623,853      1,297,833       117,807
-----------------------------------------------------------------------------------------------
Investment income -- net........       84,695,658      5,317,415      6,965,683     1,647,842
-----------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.....      $84,695,658     $5,317,415     $6,965,683    $1,647,842
-----------------------------------------------------------------------------------------------
  * Period from August 11, 1997 (commencement of operations) to January 31, 1998.

                         See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              Prime                        U.S. Government
                                        Money Market Fund                 Money Market Fund
--------------------------------------------------------------------------------------------------
                                    Six-month          Year           Six-month          Year
                                   period ended        Ended         period ended        Ended
                                      1/31/98         7/31/97          1/31/98          7/31/97
                                    (unaudited)                      (unaudited)
--------------------------------------------------------------------------------------------------
Operations:
  Investment income, net....        $84,695,658    $139,170,560       $5,317,415      $8,454,406
--------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations...........         84,695,658     139,170,560        5,317,415       8,454,406
--------------------------------------------------------------------------------------------------
Distributions to
   shareholders from:
   Investment income
    -- net..................        (84,695,658)   (139,170,560)      (5,317,415)     (8,454,406)
--------------------------------------------------------------------------------------------------
 Total distributions
   to shareholders..........        (84,695,658)   (139,170,560)      (5,317,415)     (8,454,406)
--------------------------------------------------------------------------------------------------
Capital share transactions
  at net asset value of
  $1.00 per share:
    Proceeds from sales.....      1,404,980,428   1,741,550,277      185,540,345     220,284,955
    Shares issued for
      reinvestment of
      distributions.........         84,695,658     139,170,560        5,317,415       8,454,406
    Payment for
      shares redeemed.......     (1,097,203,827) (1,156,322,769)    (144,164,803)   (193,269,020)
--------------------------------------------------------------------------------------------------
 Increase in net
   assets from capital
   share transactions.......        392,472,259     724,398,068       46,692,957      35,470,341
-------------------------------------------------------------------------------------------------
Total increase
  in net assets.............        392,472,259     724,398,068       46,692,957      35,470,341
-------------------------------------------------------------------------------------------------
Net assets at
  beginning of period.......      3,129,853,985   2,405,455,917      182,155,495     146,685,154
-------------------------------------------------------------------------------------------------
Net assets at
  end of period.............     $3,522,326,244  $3,129,853,985     $228,848,452    $182,155,495
-------------------------------------------------------------------------------------------------

                        See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                            Tax-Free                    Institutional Prime
                                        Money Market Fund                 Money Market Fund
--------------------------------------------------------------------------------------------------
                                    Six-month          Year           Six-month          Year
                                   period ended        Ended         period ended        Ended
                                      1/31/98          7/31/97          1/31/98         7/31/97
                                    (unaudited)                       (unaudited)
--------------------------------------------------------------------------------------------------
Operations:
  Investment income, net....         $6,965,683      $12,139,464       $1,647,842            --
--------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations...........          6,965,683       12,139,464        1,647,842            --
--------------------------------------------------------------------------------------------------
Distributions to
   shareholders from:
   Investment income
    -- net..................         (6,965,683)     (12,139,464)      (1,647,842)           --
--------------------------------------------------------------------------------------------------
 Total distributions
   to shareholders..........         (6,965,683)     (12,139,464)      (1,647,842)           --
--------------------------------------------------------------------------------------------------
Capital share transactions
  at net asset value of
  $1.00 per share:
    Proceeds from sales.....        261,276,716      541,367,559      211,139,095            --
    Shares issued for
      reinvestment of
      distributions.........          6,965,683       12,139,464        1,647,842            --
    Payment for
      shares redeemed.......       (248,028,916)    (489,919,846)    (108,631,878)           --
--------------------------------------------------------------------------------------------------
 Increase in net
   assets from capital
   share transactions.......         20,213,483       63,587,177      104,155,059            --
--------------------------------------------------------------------------------------------------
Total increase
  in net assets.............         20,213,483       63,587,177      104,155,059            --
--------------------------------------------------------------------------------------------------
Net assets at
  beginning of period.......        422,740,409      359,153,232               --            --
--------------------------------------------------------------------------------------------------
Net assets at
  end of period.............       $442,953,892     $422,740,409     $104,155,059            --
--------------------------------------------------------------------------------------------------

                        See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes four funds; Prime, U.S. Government, Tax-Free and the Institutional Prime Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities

    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Use of Estimates
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Taxes
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs
    Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

    Repurchase Agreements
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1997 to January 31, 1998 were as follows:

                                                 Purchases       Sales Proceeds
    ---------------------------------------------------------------------------
    Prime Money Market Fund.................   $9,403,854,438    $9,011,006,126
    U.S. Government Money Market Fund.......    3,670,246,848     3,623,361,895
    Tax-Free Money Market Fund..............      540,110,179       522,185,916
    Institutional Prime Money Market Fund...      792,314,798       683,527,045

4.  Fees and Expenses
    The Company has entered into an investment advisory and management agreement with Insight Investment Management (IIM), formerly Interra Advisory Services, Inc., under which IIM manages each fund's assets and furnishes related office facilities, equipment, research and personnel.
    The agreement requires each fund to pay IIM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fee for the Institutional Prime Money Market Fund is equal to an annual rate of 0.25% of net assets. IIM voluntarily waived a portion of the advisory fees for the Institutional Prime Money Market Fund for the current period.

    Each of the four funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $12 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $23,402 for the period ended January 31, 1998 were paid to a law firm of which the secretary of the funds is a partner.

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                 Prime Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                               Six-month
                                              period ended    Year ended    Year ended    Year ended    Year ended
                                                1/31/98        7/31/97        7/31/96       7/31/95       7/31/94
                                              (unaudited)
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............           0.03           0.05           0.05          0.05          0.03
    Distributions to shareholders
     from investment income............          (0.03)         (0.05)         (0.05)        (0.05)        (0.03)
    --------------------------------------------------------------------------------------------------------------
    Net asset
     value, end of period..............          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................           2.6%           4.9%           5.0%          4.9%          2.8%
    Net assets at end
     of period (000s omitted)..........     $3,522,326     $3,129,854     $2,405,456    $1,598,925    $1,029,775
    Ratio of expenses to
     average daily net assets**........         0.64%*          0.64%          0.70%         0.77%         0.80%
    Ratio of net investment
     income to average
     daily net assets**                         5.07%*          4.90%          4.93%         4.93%         2.81%
    --------------------------------------------------------------------------------------------------------------

     *  Adjusted to an annual basis.
    ** Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Prime Money Market Fund during the period prior to 1995. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80% for the year ended July 31, 1994.

                                                           U.S. Government Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                               Six-month
                                              period ended    Year ended    Year ended    Year ended    Year ended
                                                1/31/98        7/31/97        7/31/96       7/31/95       7/31/94
                                              (unaudited)
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............           0.03           0.05           0.05          0.05          0.03
    Distributions to shareholders
     from investment income............          (0.03)         (0.05)         (0.05)        (0.05)        (0.03)
    --------------------------------------------------------------------------------------------------------------
    Net asset value, end of period.....          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................           2.5%           4.8%           4.9%          4.8%          2.7%
    Net assets at end
     of period (000s omitted)..........       $228,848       $182,155       $146,685      $122,249       $56,815
    Ratio of expenses to
     average daily net assets..........         0.59%*          0.60%          0.65%         0.73%         0.78%
    Ratio of net investment
     income to average
     daily net assets..................         5.01%*          4.85%          4.87%         4.94%         2.73%
    --------------------------------------------------------------------------------------------------------------

     *  Adjusted to an annual basis.

                                                             Tax-Free Money Market Fund
    --------------------------------------------------------------------------------------------------------------
                                               Six-month
                                              period ended    Year ended    Year ended    Year ended    Year ended
                                                1/31/98        7/31/97        7/31/96       7/31/95       7/31/94
                                              (unaudited)
    --------------------------------------------------------------------------------------------------------------
    Net asset value,
     beginning of period...............          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Income from
     investment operations.............           0.02           0.03           0.03          0.03          0.02
    Distributions to shareholders
     from investment income............          (0.02)         (0.03)         (0.03)        (0.03)        (0.02)
    --------------------------------------------------------------------------------------------------------------
    Net asset value, end of period.....          $1.00          $1.00          $1.00         $1.00         $1.00
    --------------------------------------------------------------------------------------------------------------
    Total return.......................           1.6%           3.0%           3.0%          3.1%          2.0%
    Net assets at end
     of period (000s omitted)..........       $442,954       $422,740       $359,153      $363,273      $275,278
    Ratio of expenses to
     average daily net assets..........         0.58%*          0.58%          0.59%         0.60%         0.65%
    Ratio of net investment
     income to average
     daily net assets..................         3.11%*          3.02%          3.03%         3.14%         1.98%
    --------------------------------------------------------------------------------------------------------------

     *  Adjusted to an annual basis.

                                          Institutional Prime Money Market Fund
    ---------------------------------------------------------------------------
                                                                    Period from
                                                            August 11, 1997* to
                                                               January 31, 1998
                                                                    (unaudited)
    ---------------------------------------------------------------------------
    Net asset value, beginning of period............................      $1.00
    ---------------------------------------------------------------------------
    Income from investment operations...............................      0.03
    Distributions to shareholders from investment income............     (0.03)
    ---------------------------------------------------------------------------
    Net asset value, end of period..................................     $1.00
    Net assets at end of period (000s omitted)......................   $104,155
    Ratio of expenses to average daily net assets...................    0.38%**
    Ratio of net investment income to average daily net assets......    5.33%**
    ---------------------------------------------------------------------------
     *  Commencement of operations.

    ** Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by IIM for the Institutional Prime Money Market Fund during the period ended January 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.47%/5.24% for the period ended January 31, 1998.

PRIME MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (99.37%):
-------------------------------------------------------------------------------
Agricultural Products (0.71%)
  Archer Daniels Midland Company, 5.70%, 3/5/98    $25,000,000      $24,873,333
                                                                   ------------
Banks - Domestic (16.57%)
  AES Hawaii, Inc.,
   5.44%, 3/20/98, LOC Bank of America              16,373,000       16,256,715
  Bank of America, 5.50%-6.00%, 4/29/98-10/22/98    35,000,000       34,993,113
  Bank of New York, 5.80%, 3/3/98                   15,000,000       14,999,410
  Bankers Trust Company,
   5.69%-5.97%, 8/7/98-1/8/99                       45,000,000       44,991,662
  Bank One Columbus N.A., 5.68%, 5/18/98            20,000,000 (d)   19,996,667
  Comerica Bank of Detroit, 5.75%-6.00%,
   5/12/98-10/27/98                                 61,350,000 (d)   61,374,818
  Commed Fuel Company, Inc., 5.44%-5.70%,
   2/13/98-4/24/98, LOC First Chicago               24,130,000       23,988,369
  First Bank, Minneapolis, N.A., 5.52%, 6/1/98      10,000,000 (d)    9,998,392
  First National Bank of Chicago, 5.62%, 4/6/98     24,700,000       24,701,732
  Fifth Third Bank, Cincinnati,
   5.47%-5.49%, 3/16/98-3/24/98                     50,000,000       50,000,000
  Formosa Plastics USA,
   5.50%, 6/4/98, LOC Bank of America                7,300,000        7,162,821
  Key Bank N.A., Cleveland, 5.89%, 3/11/98          20,000,000       19,999,184
  Morgan (J.P.) and Company, 5.44%, 3/17/98         30,000,000       29,800,533
  Nations Bank, 5.50%-5.66%, 3/11/98-5/26/98        73,600,000       73,599,954
  Norwest Corporation,
   5.69%-5.73%, 2/2/98-2/20/98                      30,000,000       29,952,267
  PNC Bank, N.A., 5.55%-5.72%, 4/7/98-6/5/98        35,000,000 (d)   35,001,681
  Suntrust Bank, 5.47%-5.54%, 2/4/98-4/13/98        35,000,000       34,993,075
  Wachovia Bank, 5.48%-5.55%, 3/19/98-4/8/98        51,900,000       51,900,486
                                                                   ------------
                                                                    583,710,879
                                                                   ------------
Banks - Other (19.16%)
  ABN - AMRO, 5.81%-6.03%, 3/10/98-6/11/98          25,000,000 (d)   24,999,893
  Accor S.A., 5.42%-5.60%, 2/5/98-4/8/98,
   LOC Banque Nationale De Paris                    29,700,000       29,495,231
  Banca Serfin SA, 5.74%,
   2/26/98, LOC Barclays Bank                       10,000,000        9,960,139
  Banco Nacional De Mexico, 5.47%-5.48%,
   3/13/98-3/23/98, LOC Barclays Bank               26,150,000       25,969,599
  Bank of Nova Scotia,
   5.50%-5.93%, 4/27/98-10/1/98                     44,700,000       44,675,256
  Banque National De Paris,
   5.47%-5.58%, 3/9/98-4/8/98                       29,500,000       29,350,556
  Barclays Bank, 5.87%, 8/25/98                     18,000,000       17,986,825
  Canadian Imperial Bank of Commerce,
   5.76%-5.79%, 2/3/98-2/27/98                      25,000,000       24,999,866
  Cemex S.A., 5.70%, 2/18/98, LOC Credit Suisse     15,000,000       14,959,625
  Deutsche Bank,
   5.40%-5.98%, 4/8/98-9/15/98                      63,300,000       62,906,092
  Formosa Plastics USA, 5.42%-5.55%,
   3/17/98-5/7/98, LOC ABN - AMRO Bank              47,300,000       46,874,460

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Banks -  Other (continued)
  JMG Funding Inc., 5.51%,
   3/2/98, LOC Societe Generale                    $12,977,000      $12,919,400
  National Westminister Bank, 5.69%, 7/6/98         31,500,000       31,510,435
  Pemex Capital, Inc., 5.43%-5.70%,
   4/22/98-5/14/98, LOC Societe Generale            18,900,000       18,849,128
  Pemex Capital, Inc.,
   5.70%, 2/18/98, LOC Swiss Bank                   18,200,000       17,948,536
  Petroleo Brasiliero,
   5.57%, 3/16/98, LOC Barclays Bank                20,000,000       19,866,939
  Rabobank Nederland NY,
   5.54%-5.97%, 2/4/98-4/6/98                       65,000,000       65,004,416
  Royal Bank of Canada,
   6.05%-6.24%, 3/24/98-4/6/98                      15,000,000       14,998,324
  Sinochem American, Inc., 5.50%-5.71%,
   3/6/98-3/12/98, LOC Credit Suisse                23,000,000       22,868,752
  Societe Generale, 5.80%, 2/11/98                  25,000,000       25,000,000
  Sunkyung American Inc., 5.64%-5.76%,
   2/3/98-3/13/98, LOC Credit Suisse                25,000,000       24,931,300
  Swiss Bank Corporation,
   5.67%-5.74%, 2/17/98-4/2/98                      45,000,000       45,002,503
  Toronto Dominion Holdings, Inc.,
   5.43%-5.67%, 3/10/98-5/4/98                      44,275,000       43,820,991
                                                                   ------------
                                                                    674,898,266
                                                                   ------------
Chemicals (1.29%)
  Henkel Corporation,
   5.43%-5.45%, 3/23/98-4/17/98                     46,000,000 (c)   45,564,755
                                                                   ------------
Conglomerates (1.67%)
  Pacific Dunlop Holdings, Inc.,
   5.73%-5.75%, 3/2/98-3/5/98                       49,000,000 (c)   48,764,031
  Pacific Dunlop Limited, 5.80%, 2/19/98            10,000,000 (c)    9,971,000
                                                                   ------------
                                                                     58,735,031
                                                                   ------------
Drugs and Cosmetics (1.97%)
  American Home Products Corporation,
   5.72%-5.73%, 2/20/98-3/10/98                     36,000,000 (c)   35,845,396
  Bayer Corporation, 5.72%, 2/17/98                 33,690,000 (c)   33,604,353
                                                                   ------------
                                                                     69,449,749
                                                                   ------------
Electronics (0.28%)
  Vermont American Corporation,
   5.47%, 3/10/98, Guaranty: Emerson Electric       10,066,000 (c)   10,009,410
                                                                   ------------
Financial - Auto (2.27%)
  Ford Motor Credit Corporation,
   5.51%-6.25%, 2/26/98-4/10/98                     33,800,000       33,494,807
  Toyota Motor Credit Corporation,
   5.42%-5.75%, 2/18/98-4/10/98                     46,600,000       46,367,158
                                                                   ------------
                                                                     79,861,965
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Financial - Diversified Business (16.55%)
  American General Finance Corporation,
   5.43%-5.75%, 2/20/98-4/27/98                    $50,495,000      $50,191,513
  Associates Corporation of North America,
   5.46%-5.88%, 2/10/98-9/1/98                      47,295,000       47,007,110
  Avco Financial Services,
   5.71%-6.33%, 3/23/98-5/1/98                      29,925,000 (d)   29,719,673
  Beneficial Corporation,
   5.55%-5.72%, 2/15/98-11/30/98                    65,505,000       65,241,903
  CIT Group Holdings,
   5.45%-6.17%, 2/12/98-5/5/98                      74,490,000 (d)   74,161,876
  Commercial Credit Corporation,
   5.43%-5.74%, 2/2/98-4/9/98                       67,800,000       67,429,898
  General Electric Capital Corporation,
   5.43%-5.75%, 2/2/98-4/21/98                      45,000,000       44,607,661
  Household Finance Company,
   5.68%-6.00%, 2/17/98-9/4/98                      47,000,000 (d)   46,919,682
  Merrill Lynch & Co.,
   5.49%-5.82%, 2/6/98-8/3/98                       65,000,000 (d)   65,003,937
  Morgan (J.P.) and Company,
   5.42%-5.75%, 2/3/98-4/8/98                       24,531,000       24,392,360
  Morgan Stanley Dean Witter Discover,
   5.47%-5.62%, 3/6/98-1/15/99                      50,940,000 (d)   50,917,272
  Norwest Corporation, 5.47%, 3/11/98                7,460,000        7,416,927
  U.S. Bancorp, 5.46%, 4/29/98                      10,000,000        9,868,050
                                                                   ------------
                                                                    582,877,862
                                                                   ------------
Financial - Diversified Business, Asset-Backed (20.79%)
  Asset Securitization Coop. Corporation,
   5.45%-5.75%, 2/19/98-3/6/98                      42,000,000 (c)   41,829,658
  Barton Capital Corporation,
   5.47%-5.81%, 2/2/98-3/31/98                      58,778,000 (c)   58,565,881
  Delaware Funding Corporation,
   5.44%-5.70%, 2/12/98-4/24/98                     68,728,000 (c)   68,255,114
  Edison Asset Securitization,
   5.47%-5.52%, 2/23/98-3/18/98                     56,526,000 (c)   56,241,893
  Falcon Asset Securitization,
   5.43%-5.48%, 3/13/98-3/23/98                     42,985,000 (c)   42,683,877
  Fleet Funding Corporation,
   5.45%-5.78%, 2/5/98-3/12/98                      46,851,000 (c)   46,683,172
  Matterhorn Capital Corporation, 5.77%, 2/13/98    44,854,000       44,767,482
  Monte Rosa Capital Corporation,
   5.50%-5.85%, 2/13/98-3/2/98                      40,405,000 (c)   40,281,743
  Preferred Receivables Funding Corporation,
   5.49%-5.80%, 2/10/98-3/3/98                      74,700,000 (c)   74,510,169
  Receivables Capital Corporation,
   5.49%-5.79%, 2/5/98-3/4/98                       72,950,000 (c)   72,738,230
  Redwood Receivables Corporation,
   5.55%-5.85%, 2/2/98-2/24/98                      60,291,000 (c)   60,184,762
  Triple A One Funding,
   5.50%-5.80%, 2/6/98-3/10/98                      70,531,000 (c)   70,367,368
  Windmill Funding Corporation,
   5.43%-5.80%, 2/11/98-4/14/98                     55,628,000 (c)   55,335,838
                                                                   ------------
                                                                    732,445,187
                                                                   ------------
Financial - Utilities (2.13%)
  Nat'l Rural Utilities Coop. Finance
   Corporation, 5.42%-5.70%, 2/5/98-4/17/98         75,390,000       75,004,655
                                                                   ------------
Food & Beverage (5.05%)
  Diageo Capital, 5.47%-5.48%, 2/25/98-3/27/98      45,000,000 (c)   44,722,558
  General Mills, Inc., 5.90%, 12/15/98               5,000,000        5,107,710

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Food & Beverage (continued)
  HJ Heinz Company, 5.74%-5.75%, 2/11/98-2/12/98   $35,000,000      $34,941,757
  Grand Metropolitan Capital Corp., 5.70%, 3/4/98   15,000,000       14,926,375
  PepsiCo Incorporated, 5.81%, 7/1/98                3,500,000        3,494,673
  Sysco Corporation, 5.63%-5.72%, 2/3/98-3/4/98     75,000,000       74,787,058
                                                                   ------------
                                                                    177,980,131
                                                                   ------------
Forest Products (0.56%)
  Kimberly-Clark Corporation, 5.43%, 3/26/98        20,000,000 (c)   19,840,117
                                                                   ------------
Household Products (0.87%)
  Clorox Company, 5.42%, 4/16/98                    10,000,000        9,888,589
  Colgate-Palmolive Company Corporate,
   6.15%, 2/16/98                                    3,300,000        3,300,635
  Sherwin-Williams Co.,
   5.42%-5.47%, 3/4/98-3/9/98                       17,500,000 (c)   17,410,173
                                                                   ------------
                                                                     30,599,397
                                                                   ------------
Municipals  (3.38%)
  Allegheny County, PA Sanitary Authority
   Sewer Revenue Bonds Series A,
    6.20%, 6/1/98, MBIA Insured                      2,000,000        2,004,700
  Bedford County Virginia
   Industrial Development Authority
    5.90%, 3/3/98, LOC Canadian Imperial
     Bank of Commerce                               15,000,000       15,000,000
    5.90%, 3/3/98, LOC Societe Generale              8,000,000        8,000,000
  Kansas City Sewer Revenue Service Series 1997B,
   5.85%, 5/1/98, FGIC Insured                         905,000          904,872
  MetroCrest Hospital Authority Series 1989,
   5.45%, 2/3/98, LOC Bank of NY                    15,300,000       15,295,208
  New York City, New York G.O.
   Series 1994H7, 5.78%, 2/4/98, FGIC Insured       10,450,000       10,450,000
   Series 1993B, 5.86%, 2/3/98, FGIC Insured         9,000,000        9,000,000
  Oakland Alameda County Coliseum,
   5.85%, 2/4/98, LOC CIBC                          14,150,000       14,150,000
  West Baton Rouge Industrial District #3
   (Dow Chemical Co.), 5.58%-5.87%,
    3/9/98-5/12/98                                  44,300,000       44,300,000
                                                                   ------------
                                                                    119,104,780
                                                                   ------------
Oil Services (0.14%)
  Texaco Capital Corporation, 5.90%, 7/20/98         5,000,000        4,986,371
                                                                   ------------
Printing & Publishing (3.09%)
  Donnelley (R.R.) & Sons Co.,
   5.42%-5.70%, 2/10/98-3/16/98                     26,340,000 (c)   26,245,211

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Printing & Publishing (continued)
  McGraw-Hill, Incorporated,
   5.66%-5.69%, 2/10/98-3/19/98                    $42,600,000      $42,434,727
  Pearson Inc., 5.42%-5.44%, 4/13/98-4/21/98        40,750,000       40,286,006
                                                                   ------------
                                                                    108,965,944
                                                                   ------------
Retail Stores (0.57%)
  Nordstrom Credit Corporation, 5.50%, 2/27/98      20,000,000       19,920,556
                                                                   ------------
Utilities - Electric (1.25%)
  Baltimore Gas & Electric Company, 5.81%, 9/1/98   34,000,000 (d)   34,000,000
  Florida Power Corp., 5.43%, 2/25/98               10,000,000        9,963,800
                                                                   ------------
                                                                     43,963,800
                                                                   ------------
Utilities - Telephone  (1.06%)
  Ameritech Capital Funding, Inc., 5.72%, 2/10/98   13,500,000 (c)   13,480,695
  Bell Atlantic Financial Services, 5.91%, 9/1/98   10,000,000        9,964,510
  BellSouth Telecommunications, 5.72%, 2/25/98      14,100,000       14,046,232
                                                                   ------------
                                                                     37,491,437
-------------------------------------------------------------------------------
Total Commercial Paper &
  Other Corporate Obligations  (cost: $3,500,283,625)            $3,500,283,625
-------------------------------------------------------------------------------
Government & Agencies Securities (0.29%):
-------------------------------------------------------------------------------
Private Export Funding Corporation,
  5.80%, 2/2/98                                     10,080,000       10,078,376
-------------------------------------------------------------------------------
Total Government &
  Agencies Securities  (cost: $10,078,376)                          $10,078,376
-------------------------------------------------------------------------------
Total Investment in Securities
  (cost: $3,510,362,001)  (b)                                    $3,510,362,001
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1998.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Government & Agencies Securities (89.63%):
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (25.95%)
  5.35%-5.65%, 2/5/98-4/28/98                      $59,615,000 (c)  $59,384,707
Federal National Mortgage Association (23.98%)
  5.32%-5.85%, 2/5/98-9/28/98                       55,045,000       54,874,821
Federal Home Loan Bank (20.27%)
  5.25%-5.82%, 2/10/98-10/23/98                     46,630,000       46,381,895
Federal Farm Credit Bank (16.38%)
  5.46%-5.73%, 2/2/98-7/1/98                        37,550,000 (c)   37,482,113
Student Loan Marketing Association (2.18%)
  5.43%, 2/5/98                                      5,000,000 (c)    4,999,976
Tennessee Valley Authority (0.87%)
  5.59%, 2/13/98                                     2,000,000        1,996,277
-------------------------------------------------------------------------------
Total Government & Agencies Securities  (cost: $205,119,789)       $205,119,789
-------------------------------------------------------------------------------
Repurchase Agreements (10.05%):
-------------------------------------------------------------------------------
  First Chicago, 5.57%, acquired 1/30/98 and
   due 2/2/98 with accrued interest of $7,432
   (collateralized by $16,013,757 U.S. Treasury
   Note, 9.13%, 5/15/99)                            16,013,000       16,013,000
  First Chicago, 5.57%, acquired 1/30/98 and
   due 2/2/98 with accrued interest of $3,243
   (collateralized by $9,633,000 U.S. Treasury
   Strip, 9.13%, 8/15/03)                            6,987,000        6,987,000
-------------------------------------------------------------------------------
Total Repurchase Agreements  (cost: $23,000,000)                    $23,000,000
-------------------------------------------------------------------------------
Total Investment in Securities  (cost: $228,119,789)  (b)          $228,119,789
-------------------------------------------------------------------------------
Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1998.

TAX-FREE MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1998
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets)

Arkansas (1.13%)
  Fayetteville Public Facilities Board
   (Butterfield Trail Village Project),
    3.65%, 9/1/27, LOC Dresdner Bank                $5,000,000 (b)   $5,000,000
                                                                   ------------
California (2.85%)
  Los Angeles Regional Airports
   Improvement Corp. Lease Revenue,
    3.70%, 12/1/24, LOC Wachovia Bank of Georgia       700,000 (b)      700,000
    3.70%, 12/1/25, LOC Societe Generale             1,900,000 (b)    1,900,000
  Schools Cash Reserve Program Authority,
    3.85%, 7/2/98, AMBAC Insured                     8,000,000        8,028,661
  State Revenue Anticipation Notes, 3.82%, 6/30/98   2,000,000        2,005,382
                                                                   ------------
                                                                     12,634,043
                                                                   ------------
Colorado (4.23%)
  Adams County Family Housing Revenue
   (Hunters Cove Project) Series 1985A,
    3.70%, 1/15/14, LOC GECC                         7,500,000 (b)    7,500,000
  Arapahoe County (Dove Valley Metropolitan
   District) Series 1996B, 4.05%, 11/1/25,
    LOC Banque National De Paris                     4,950,000 (b)    4,950,000
  Boulder, Larimer & Weld Counties,
    3.95%, 12/15/98, FGIC Insured                      857,962          829,370
  Health Fac. Authority, (Visiting Nurses),
   3.70%, 7/1/22, LOC Norwest Bank, MN               2,200,000 (b)    2,200,000
  Interstate South Metro District,
   4.05%, 11/1/98, LOC Banque National De Paris      3,275,000        3,275,000
                                                                   ------------
                                                                     18,754,370
                                                                   ------------
District of Columbia (0.34%)
  District of Columbia G.O.,
   3.80%, 6/1/98, MBIA Insured                       1,500,000        1,513,592
                                                                   ------------
Florida (0.25%)
  Dade County Revenue Capital Appreciation
   Bonds, 3.82%, 2/1/98, MBIA Insured                1,125,000        1,125,000
                                                                   ------------
Georgia (0.97%)
  Clayton County MFHR Series 1990
   (Kings Arena Apartment),
    3.50%, 1/1/21, FSA Insured                       2,215,000 (b)    2,215,000
  Fulton County Residential Home Care,
   3.65%, 1/1/18, LOC Rabobank Nederland             2,100,000 (b)    2,100,000
                                                                   ------------
                                                                      4,315,000
                                                                   ------------
Hawaii (0.63%)
  Honolulu City & County, 3.70%, 4/6/98,
   LOC Canadian Imperial Bank of Commerce            2,800,000        2,800,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Idaho (1.77%)
  State Health Facilities Authority Revenue
   (St. Luke's Regional Medical Center),
    3.70%, 5/1/22, LOC Credit Suisse                $7,825,000 (b)   $7,825,000
                                                                   ------------
Illinois (14.73%)
  City of Springfield Community
   Improvement Revenue Bonds Series 1985,
    (Realing Restoration Project), 3.75%, 12/1/15    3,200,000 (b)    3,200,000
  City of Springfield MFHR
   (OT Center Limited Project), 3.75%, 12/1/15       7,700,000 (b)    7,700,000
  Chicago O'Hare International Airport,
   3.55%, 1/1/15, LOC Societe Generale               3,300,000 (b)    3,300,000
  Cook County G.O., 3.85%, 11/15/98, FGIC Insured    1,000,000        1,008,722
  Development Finance Authority Revenue
   (Latin School of Chicago), 3.50%, 6/1/30,
    LOC Bank of America                             13,700,000 (b)   13,700,000
  Development Finance Authority
   (A.E. Stanley Manufacturing), 3.50%,
    12/1/05, LOC Union Bank of Switzerland           1,600,000 (b)    1,600,000
  Education Facilities Authority Demand
   Revenue Bonds (Cultural Pool Program), 3.50%,
    12/1/25, LOC First National Bank of Chicago 1,730,000 (b) 1,730,000 Health Facilities Authority (Children's Memorial
   Hospital Project), Series 1985B, 3.50%,
    11/1/15, LOC First National Bank of Chicago 10,600,000 (b) 10,600,000 Health Facilities Authority,
   3.50%, 4/8/98, MBIA Insured                       2,100,000        2,100,000
  Health Facilities Authority Healthcorp
   Affiliates, Series 1990, 3.70%, 11/1/20,
    LOC Rabobank Nederland                             995,000 (b)      995,000
  Joliet Regional Port District IDR Bonds
   (Dow Chemical), 3.75%, 7/15/03                   11,840,000 (b)   11,840,000
  Metropolitan Pier & Exposition Authority,
   3.70%, 12/15/98, AMBAC Insured                    2,945,000        2,852,580
  State Sales Tax Revenue, 3.80%, 6/15/98,
   Escrowed in Governments                           4,475,000        4,624,565
                                                                   ------------
                                                                     65,250,867
                                                                   ------------
Indiana (0.70%)
  Health Facilities Financing Authority Hospital
   Revenue Bonds, Series 1990,
    3.55%, 11/1/20, LOC NBD Bank                     2,000,000 (b)    2,000,000
  Health Facilities Financing Authority
   (Capital Access Designated Pool Program),
    3.55%, 8/1/06-12/1/17, LOC Comerica Bank           800,000 (b)      800,000
  Health Facilities Financing Authority
   (St Anthony Medical Center), 3.50%,
    12/1/02-12/1/14, LOC Robobank Nederland            300,000 (b)      300,000
                                                                   ------------
                                                                      3,100,000
                                                                   ------------
Iowa (2.91%)
  Mount Vernon Private College Project
   (Cornell) Series 1985, 3.85%, 10/1/15,
    LOC First Bank Minneapolis, NA                   3,100,000 (b)    3,100,000
  Polk County Hospital Revenue Bonds,
   3.50%, 12/1/05, MBIA Insured                      4,790,000 (b)    4,790,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Iowa (continued)
  State School Corporation
   (Iowa Cash Anticipation Program), 3.80%-4.25%,
    6/26/98-1/28/99, FSA Insured                    $5,000,000       $5,021,404
                                                                   ------------
                                                                     12,911,404
                                                                   ------------
Kansas (1.99%)
  City of Burlington PCR, 3.60%,
   2/12/98-3/3/98, LOC Societe Generale              8,800,000        8,800,000
                                                                   ------------
Kentucky (0.18%)
  University of Kentucky Revenues,
   3.85%, 5/1/98, AMBAC Insured                        800,000          801,234
                                                                   ------------
Louisiana (3.80%)
  New Orleans Sewer Service Revenue,
   3.94%, 6/1/98, FGIC Insured                         800,000          802,648
  Public Facilities Authority Hospital Revenue,
   3.60%, 3/4/98, FSA Insured                       10,000,000       10,000,000
  West Baton Rouge Industrial District #3
   (Dow Chemical), 3.75%, 3/2/98                     6,050,000        6,050,000
                                                                   ------------
                                                                     16,852,648
                                                                   ------------
Maryland (3.68%)
  Anne Arundal County
   (Baltimore Gas & Electric), 3.85%, 2/4/98         2,200,000        2,200,000
  Montgomery County Housing Opportunity,
   3.70%, 11/1/07, LOC GECC                         12,000,000 (b)   12,000,000
  Montgomery County Public Improvement Series A-1,
   3.70%, 7/1/07, LOC First Chicago                  2,100,000 (b)    2,100,000
                                                                   ------------
                                                                     16,300,000
                                                                   ------------
Michigan (2.26%)
  Farmington Hills Hospital Revenue,
   3.70%, 2/15/16, MBIA Insured                        100,000 (b)      100,000
  State Strategic Fund PCR
   (Dow Chemical), 3.75%, 3/2/98                     1,400,000        1,400,000
  State Underground Storage Tank
   Finance Assurance Authority,
    3.80%, 2/5/98, LOC CIBC                          8,500,000        8,500,000
                                                                   ------------
                                                                     10,000,000
                                                                   ------------
Minnesota (4.38%)
  City of Cohasset (MN Power & Light Project),
   3.65%, 6/1/13-6/1/20, LOC ABN AMRO                4,080,000 (b)    4,080,000
  Duluth Hospital Revenue (St. Lukes Hospital),
   3.77%, 5/1/98, Escrowed in Governments            1,050,000        1,083,890
  Minneapolis/St. Paul State Housing
   & Redevelopment Authority,
    3.70%, 8/15/25, FSA Insured                      1,100,000 (b)    1,100,000
  State Housing & Redevelopment Authority of
   St. Paul, (Science Museum of MN Project), 3.50%,
    5/1/27, LOC First Bank Minneapolis, NA           5,165,000 (b)    5,165,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Minnesota (continued)
  State of Minnesota G.O., Various
   Purpose Refunding Bonds, 3.74%, 8/1/98           $3,790,000       $3,845,908
  State School Districts Tax Aid
   Anticipation Borrowing Programs,
    3.65%-3.80%, 8/13/98-2/9/99                      4,140,000        4,140,000
                                                                   ------------
                                                                     19,414,798
                                                                   ------------
Mississippi (0.73%)
  State Lease Revenue,
   3.80%, 4/15/98, AMBAC Insured                     3,200,000        3,212,159
                                                                   ------------
Missouri (1.20%)
  State Environmental Improvement & Energy Resource
   Authority PCR, 3.50%-3.95%, 2/2/98-6/1/98,
    LOC Union Bank of Switzerland                    3,500,000        3,500,632
  State Environmental Improvement & Energy Resource
   Authority PCR, (Monsanto Corporation),
    3.65%, 2/1/09                                    1,800,000 (b)    1,800,000
                                                                   ------------
                                                                      5,300,632
                                                                   ------------
Montana (2.06%)
  State Health Facilities Authority Revenue Bonds
   (Health Care Pooled Loan Program), Series A,
    3.50%, 12/1/15, FGIC Insured                     9,105,000 (b)    9,105,000
                                                                   ------------
Nebraska (1.38%)
  Investment Finance Authority Hospital Rev. Bonds,
   3.50%, 12/1/15, FGIC Insured                      4,100,000 (b)    4,100,000
  Public Power District Electric Revenue,
   3.68%, 2/1/98                                     2,000,000        2,000,000
                                                                   ------------
                                                                      6,100,000
                                                                   ------------
Nevada (2.96%)
  Clark County Airport System Refunding Revenue Notes,
   Series A, 3.50%, 7/1/12, MBIA Insured             6,600,000 (b)    6,600,000
   Series A, 3.50%, 7/1/25,
    LOC Toronto Dominion Bank                        6,532,000 (b)    6,532,000
                                                                   ------------
                                                                     13,132,000
                                                                   ------------
New Jersey (0.56%)
  EDA Revenue Bonds (Performing Arts Center Project),
   3.74%, 6/15/98, AMBAC Insured                     1,250,000        1,268,067
  EDA (Volvo America Corp.),
   3.74%, 12/1/04, LOC Credit Suisse                 1,200,000 (b)    1,200,000
                                                                   ------------
                                                                      2,468,067
                                                                   ------------
New Mexico (0.25%)
  City of Albuquerque Revenue Bonds,
   3.50%, 7/1/14, LOC CIBC                           1,100,000 (b)    1,100,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
New York (3.85%)
  New York City G.O.,
   3.90%, 8/1/17, LOC Morgan Guaranty               $2,115,000 (b)   $2,115,000
   3.65%-3.90%, 8/1/16-8/15/18, AMBAC Insured        3,100,000 (b)    3,100,000
  NYC Water Finance Authority, 3.65%-3.90%,
   6/15/22-6/15/25, FGIC Insured                     6,200,000 (b)    6,200,000
  State Energy Research & Development Authority,
   3.45%, 8/15/15, AMBAC Insured                     4,500,000 (b)    4,500,000
  State Tollway Authority Hwy./Bridge Fund,
   3.71%, 4/1/98, AMBAC Insured                      1,135,000        1,137,304
                                                                   ------------
                                                                     17,052,304
                                                                   ------------
North Carolina (0.35%)
  New Hanover, 3.85%, 12/1/98, MBIA Insured           740,000           739,691
  Wake County Med. Care Commission Hosp. Rev.,
   3.90%, 10/1/98, MBIA Insured                       820,000           820,517
                                                                   ------------
                                                                      1,560,208
                                                                   ------------
North Dakota (1.01%)
  State Housing Finance Agency SFMR,
   3.85%, 7/1/98                                    4,460,000         4,460,000
                                                                   ------------
Ohio (1.47%)
  Air Quality Development Authority PCR,
   3.75%, 2/9/98, FGIC Insured                      2,500,000         2,500,000
  Water Development Authority PCR
   (Cleveland Electric Illuminating Co.),
    3.40%, 3/10/98, FGIC Insured                    4,000,000         4,000,000
                                                                   ------------
                                                                      6,500,000
                                                                   ------------
Oklahoma (0.23%)
  Garfield County Industrial Authority PCR, 3.60%,
   1/1/25, Guaranty: Oklahoma Gas & Electric         1,000,000 (b)    1,000,000
                                                                   ------------
Pennsylvania (6.21%)
  Allegheny County Industrial Development Authority,
   3.65%-3.85%, 2/4/98-2/9/98, LOC Dresdner Bank     5,200,000        5,200,000
  Allegheny County Industrial Development
   Authority, (Longwood at Oakmont Inc. Project),
    3.65%, 7/1/27, LOC Dresdner Bank                   200,000 (b)      200,000
  Delaware County PCR, 3.70%, 2/4/98, FGIC Insured     800,000          800,000
  Delaware Valley Finance Authority,
   3.65%, 8/1/16, LOC Credit Suisse                  2,000,000 (b)    2,000,000
  Lehigh County IDA (Allegheny Electric Coop.)
   Series 1985, 3.60%, 12/1/15,
    LOC Rabobank Nederland                           2,900,000 (b)    2,900,000
  Quakertown Hospital Authority,
   3.60%, 7/1/05, LOC PNC Bank                      16,400,000 (b)   16,400,000
                                                                   ------------
                                                                     27,500,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
South Dakota (0.87%)
  Housing Development Authority
   (Homeownership Mortgage),
    Series A, 3.80%, 5/1/98                         $3,860,000       $3,860,000
                                                                   ------------
South Carolina (5.64%)
  Berkeley County PCR Revenue, 3.50%,
   12/1/08, LOC Royal Bank of Canada                10,725,000 (b)   10,725,000
  York County (Duke Power Company),
   3.55%-3.75%, 2/2/98-4/8/98                       14,250,000       14,250,000
                                                                   ------------
                                                                     24,975,000
                                                                   ------------
Tennessee (0.41%)
  Shelby County Public Improvement
   Series 1989A, 3.87%, 8/1/98,
    Prerefunded and Escrowed in Governments          3,910,000        1,829,638
                                                                   ------------
Texas (11.58%)
  Allen Independent School District,
   3.75%, 2/15/98, PSF Guarantee                     1,065,000        1,065,385
  Brazos River Harbor Navagation District
   (Dow Chemical), 3.75%, 3/2/98                     1,000,000        1,000,000
  City of Austin, 3.70%-3.80%,
   2/6/98-3/9/98, LOC Morgan Guaranty               13,705,000       13,705,000
  City of Carrollton,
   3.82%, 8/15/98, Escrowed in Governments           2,000,000        2,027,290
  Coastal Bend Health Facilities Development Corp.,
   (Incarnate World Health Systems),
    3.55%, 8/15/27, LOC First Chicago                1,625,000 (b)    1,625,000
  Cypress-Fairbanks Independent School District,
   Capital Appreciation Bonds,
    3.76%, 2/1/98, PSF Guarantee                     3,140,000        3,140,000
  Goose Creek Consolidated Independent School
   District, Capital Appreciation Bonds,
    3.75%, 2/15/98, PSF Guarantee                    1,200,000        1,198,330
  Harris County Health Facilities Development Corp.,
   3.65%, 6/1/24, MBIA Insured                       4,900,000 (b)    4,900,000
  Lone Star Airport Improvement, 3.70%, 12/1/14,
   LOC Royal Bank of Canada                          2,100,000 (b)    2,100,000
  North Central Health Facilities Development Corp.,
   (Baylor Medical Center), 3.75%, 5/15/98           1,000,000        1,031,653
  Nueces River Authority PCR Series 1985
   (Reynolds Metals Co. Project),
    3.75%, 12/01/99, LOC Bank of Nova Scotia         6,500,000 (b)    6,500,000
  San Antonio Electric & Gas Revenues
   Series 1988, 3.73%, 2/1/98                        1,900,000        1,938,000
  State Tax Revenue Anticipation Notes
   Series 1996, 3.84%, 8/31/98                       7,000,000        7,035,283
  Tarrant County Housing Finance Corporation,
   Multi-Family Housing - Single Family Apartments
    Project, LOC Suntrust Bank, 3.70%, 11/1/17       4,025,000 (b)    4,025,000
                                                                   ------------
                                                                     51,290,941
                                                                   ------------

             See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Utah (5.62%)
  Intermountain Power Agency (UT Power Supply),
   3.55%-3.65%, 2/11/98-6/8/98, LOC Swiss Bank     $11,700,000      $11,700,000
  State Board of Regents Student Loan Revenue
   Bonds, Series B, 3.55%, 11/1/00, AMBAC Insured   13,200,000 (b)   13,200,000
                                                                   ------------
                                                                     24,900,000
                                                                   ------------
Virginia (0.23%)
  State Transportation Board
   Contract Revenue, 3.70%, 3/1/98                   1,000,000        1,023,046
                                                                   ------------
Washington (0.97%)
  King County School District,
   3.95%, 12/1/98, AMBAC Insured                     1,435,000 (b)    1,439,031
  State Health Care Facilities
   Authority Revenue, Series A,
    3.70%, 1/1/18, LOC Morgan Guaranty Trust         1,285,000 (b)    1,285,000
  State of Washington G.O., (Motor Vehicle Fuel
   Tax), 3.70%, 3/1/98, Escrowed in Governments      1,550,000        1,554,905
                                                                   ------------
                                                                      4,278,936
                                                                   ------------
West Virginia (0.20%)
  State Hospital Finance Authority,
   3.85%, 8/1/98, FSA Insured                          875,000          874,569
                                                                   ------------
Wisconsin (0.94%)
  Health and Educational Facilities Authority
   (Wheaton Franciscan), 3.75%, 8/15/98,
    Escrowed in Governments                          3,000,000        3,128,250
  State of Wisconsin G.O., 3.77%, 5/1/98             1,000,000        1,018,194
                                                                   ------------
                                                                      4,146,444
                                                                   ------------
Wyoming (3.57%)
  Converse County PCR,
   3.80%, 3/5/98, LOC Deutsche Bank                  2,800,000        2,800,000
  Gillette, Campbell Cnty PCR, 3.55%-3.80%,
   2/10/98-3/5/98, LOC Deutsche Bank                 5,400,000        5,400,000
  Lincoln County PCR, 3.65%,
   11/1/14, Exxon Project                              800,000 (b)      800,000
  Sweetwater County PCR,
   3.55%-3.80%, 2/5/98-4/9/98,
    LOC Union Bank of Switzerland                    6,800,000        6,800,000
                                                                   ------------
                                                                     15,800,000
-------------------------------------------------------------------------------
Total Investment in Securities  (cost: $438,866,900)  (d)          $438,866,900
-------------------------------------------------------------------------------

             See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
-------------------------------------------------------------------------------
Notes to Investments in Securities
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1998. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Portfolio abbreviations:  AMBAC - American Municipal Bond
                                         Association Corporation
                                CIBC - Canadian Imperial Bank of Commerce
                                 EDA - Economic Development Authority
                                FGIC - Financial Guaranty Insurance Corporation
                                 FSA - Financial Security Assurance Corporation
                                GECC - General Electric Capital Corporation
                                G.O. - General Obligation
                                 IDA - Industrial Development Authority
                                 IDR - Industrial Development Revenue
                                 LOC - Letter of Credit
                                MBIA - Municipal Bond Insurance Association
                                MFHR - Multi-Family Housing Revenue
                                 PCR - Pollution Control Revenue
                                 PSF - Texas Permanent School Fund
                                SFMR - Single Family Mortgage Revenue
(d)  Also represents cost for federal income tax purposes.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1998
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Paper & Other Corporate Obligations (104.45%):
-------------------------------------------------------------------------------
Agricultural Products (1.91%)
  Archer Daniels Midland Company, 5.70%, 3/5/98     $2,000,000       $1,989,867
                                                                   ------------
Banks -  Domestic (5.91%)
  Bankers Trust Company, 5.58%, 3/11/98                100,000 (d)       99,411
  Comerica Bank of Detroit, 5.86%, 5/12/98           2,000,000        2,004,463
  Formosa Plastics USA,
   5.50%, 6/4/98, LOC Bank of America                2,700,000        2,649,262
  NationsBank N.A., 5.50%, 5/26/98                   1,400,000        1,400,000
                                                                   ------------
                                                                      6,153,136
                                                                   ------------
Banks - Other (10.78%)
  Commed Fuel Company, Inc.,
   5.75%, 2/13/98, LOC CIBC                          1,675,000        1,671,790
  Dresdner Bank, 5.81%, 3/13/98                      1,000,000          999,895
  National Westminster Bank, 5.69%, 7/6/98           3,500,000        3,501,159
  Royal Bank of Canada, 5.42%, 4/1/98                3,600,000        3,568,022
  Sinochem American, Inc.,
   5.50%, 3/12/98, LOC Credit Suisse                 1,500,000        1,491,063
                                                                   ------------
                                                                     11,231,929
                                                                   ------------
Business Machines (2.36%)
  Xerox Credit Corporation,
   5.44%-5.84%, 3/3/98-4/1/98                        2,465,000 (c)    2,460,192
                                                                   ------------
Conglomerates (4.01%)
  Pacific Dunlop Holdings, Inc., 5.73%, 3/2/98       4,200,000 (c)    4,180,647
                                                                   ------------
Drugs and Cosmetics (3.82%)
  Pfizer Inc., 5.50%, 3/9/98                         4,000,000        3,978,000
                                                                   ------------
Electronics (0.82%)
  Emerson Electric Company, 5.42%, 2/26/98             860,000          856,763
                                                                   ------------
Financial - Auto (2.88%)
  Ford Motor Credit Corporation, 5.72%, 2/12/98      3,000,000        3,002,640
                                                                   ------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Financial - Diversified Business (18.36%)
  Associates Corporation of North America,
   5.87%, 9/1/98                                    $3,000,000       $2,993,250
  Beneficial Corporation, 5.85%, 2/15/98             4,000,000        4,004,388
  General Electric Capital Corporation,
   5.45%-5.50%, 2/17/98-3/11/98                      4,500,000        4,474,443
  Merrill Lynch & Co., 5.57%, 2/27/98-3/16/98        2,200,000 (d)    2,188,649
  Morgan (J.P.) and Company, 5.50%, 4/6/98           3,500,000        3,465,778
  Morgan Stanley & Company, 5.68%, 3/2/99            2,000,000 (d)    1,998,659
                                                                   ------------
                                                                     19,125,167
                                                                   ------------
Financial - Diversified Business, Asset-Backed (13.58%)
  Barton Capital Corporation, 5.57%, 3/16/98         1,500,000 (c)    1,490,020
  Fleet Funding Corporation, 5.78%, 2/5/98           2,450,000 (c)    2,448,427
  Monte Rosa Capital Corporation, 5.78%, 2/13/98     2,600,000 (c)    2,594,991
  Receivables Capital Corporation, 5.76%, 2/5/98       550,000 (c)      549,646
  Redwood Receivables Corporation, 5.50%, 2/23/98    3,800,000        3,787,228
  Triple A One Funding, 5.50%, 3/10/98               1,500,000 (c)    1,491,521
  Windmill Funding Corporation, 5.47%, 4/24/98       1,800,000 (c)    1,777,573
                                                                   ------------
                                                                     14,139,406
                                                                   ------------
Food & Beverage (5.44%)
  Grand Metropolitan Capital Corp., 5.70%,3/4/98     4,200,000        4,179,385
  HJ Heinz Company, 5.44%, 3/10/98                   1,500,000        1,491,613
                                                                   ------------
                                                                      5,670,998
                                                                   ------------
Household Products (6.38%)
  Colgate-Palmolive Company, 5.42%, 3/4/98           2,750,000        2,737,165
  Gillette Company, 5.58%, 2/2/98                    3,910,000        3,909,394
                                                                   ------------
                                                                      6,646,559
                                                                   ------------
Printing & Publishing (8.31%)
  Gannett Company, 5.58%, 2/2/98                     4,700,000 (c)    4,699,272
  Pearson, Inc. 5.42%, 4/9/98                        4,000,000        3,959,651
                                                                   ------------
                                                                      8,658,923
                                                                   ------------
Retail Stores (3.83%)
  Nordstrom Credit Corporation, 5.50%, 2/27/98       4,000,000        3,984,111
                                                                   ------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------
Utilities - Electric (11.61%)
  Carolina Power & Light, 5.44, 2/13/98             $3,800,000       $3,793,109
  Northern States Power, 5.42%, 3/12/98              4,500,000        4,473,577
  Pacific Gas and Electric, 5.85%,11/12/98             700,000          710,309
  Southern California Edison,
   5.42%-5.60%, 3/17/98-12/15/98                     3,130,000        3,113,493
                                                                   ------------
                                                                     12,090,488
                                                                   ------------
Utilities - Telephone (4.43%)
  BellSouth Capital Funding, 5.45%, 3/3/98           4,640,000        4,618,927
-------------------------------------------------------------------------------
Total Investment in Securities  (cost: $108,787,753)  (b)          $108,787,753
-------------------------------------------------------------------------------

Notes to Investments in Securities:
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1998.

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